Consumptive Biological Assets	12 Months Ended
Dec. 31, 2023
Consumptive Biological Assets [Abstract]
CONSUMPTIVE BIOLOGICAL ASSETS

Note 5 - CONSUMPTIVE BIOLOGICAL ASSETS

The following is the breakdown of consumptive biological assets

	December 31,	December 31,
	2023	2022
Consumptive biological assets	$195,359	$-

Consumptive biological assets is the nutrient solutions for cultivating Taiwanofungus.